Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 88.9%
Advertising — 1.4%
Omnicom Group, Inc.	1,914	$185,199
The Interpublic Group of Cos., Inc.	30,938	1,009,507
		1,194,706
Aerospace & Defense — 0.4%
General Dynamics Corp.	1,163	328,536
Airlines — 1.2%
Southwest Airlines Co.	33,177	968,437
Auto Manufacturers — 0.5%
Cummins, Inc.	1,417	417,519
Auto Parts & Equipment — 2.0%
Aptiv PLC*	7,855	625,650
BorgWarner, Inc.	20,243	703,242
Cie Generale des Etablissements Michelin SCA	7,514	287,962
		1,616,854
Banks — 8.6%
Commerce Bancshares, Inc.	13,652	726,286
First Hawaiian, Inc.	19,087	419,151
Northern Trust Corp.	20,158	1,792,449
The Bank of New York Mellon Corp.	30,303	1,746,059
The PNC Financial Services Group, Inc.	2,745	443,592
Truist Financial Corp.	31,152	1,214,305
US Bancorp	8,275	369,892
Westamerica BanCorp	8,594	420,075
		7,131,809
Beverages — 1.3%
Heineken N.V.	6,552	631,663
Pernod Ricard S.A.	2,614	423,165
		1,054,828
Building Materials — 2.2%
Cie de Saint-Gobain S.A.	8,015	622,074
Johnson Controls International PLC	9,905	646,995
Mohawk Industries, Inc.*	4,039	528,665
		1,797,734
Chemicals — 1.1%
Akzo Nobel N.V.	12,076	902,289
Computers — 2.7%
Amdocs Ltd.	10,730	969,670
Cognizant Technology Solutions Corp., Class A	5,188	380,229
HP, Inc.	28,973	875,564
		2,225,463
Cosmetics & Personal Care — 1.1%
Kenvue, Inc.	42,197	905,548
Distribution & Wholesale — 1.0%
Bunzl PLC	20,683	795,832
	Number of Shares	Value†

Diversified Financial Services — 1.8%
Ameriprise Financial, Inc.	1,012	$443,701
T. Rowe Price Group, Inc.	8,420	1,026,567
		1,470,268
Electric — 9.6%
CMS Energy Corp.	12,296	741,941
Duke Energy Corp.	13,161	1,272,800
Edison International	18,843	1,332,765
Evergy, Inc.	16,909	902,602
Eversource Energy	14,323	856,086
Northwestern Energy Group, Inc.	25,371	1,292,145
Pinnacle West Capital Corp.	10,656	796,323
WEC Energy Group, Inc.	9,314	764,866
		7,959,528
Electrical Components & Equipment — 1.5%
Emerson Electric Co.	10,904	1,236,732
Electronics — 1.2%
Atkore, Inc.	1,236	235,285
TE Connectivity Ltd.	5,403	784,732
		1,020,017
Engineering & Construction — 1.2%
Vinci S.A.	7,492	961,438
Environmental Control — 0.6%
Republic Services, Inc.	2,509	480,323
Food — 5.4%
Conagra Brands, Inc.	66,546	1,972,423
General Mills, Inc.	14,144	989,656
Koninklijke Ahold Delhaize N.V.	50,937	1,524,127
		4,486,206
Food Service — 0.3%
Sodexo S.A.	3,361	288,116
Gas — 1.8%
ONE Gas, Inc.	8,162	526,694
Spire, Inc.	15,429	946,878
		1,473,572
Healthcare Products — 5.8%
DENTSPLY SIRONA, Inc.	14,849	492,838
Envista Holdings Corp.*	23,822	509,314
GE HealthCare Technologies, Inc.	5,564	505,823
Hologic, Inc.*	9,437	735,709
Zimmer Biomet Holdings, Inc.	19,179	2,531,245
		4,774,929
Healthcare Services — 5.2%
Centene Corp.*	7,467	586,010
Laboratory Corp. of America Holdings	3,810	832,333
Quest Diagnostics, Inc.	12,122	1,613,559
Universal Health Services, Inc., Class B	6,754	1,232,335
		4,264,237

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Household Products & Wares — 2.0%
Kimberly-Clark Corp.	12,780	$1,653,093
Insurance — 6.1%
Aflac, Inc.	6,058	520,140
Reinsurance Group of America, Inc.	6,038	1,164,609
The Allstate Corp.	8,298	1,435,637
The Hanover Insurance Group, Inc.	4,891	666,008
Willis Towers Watson PLC	4,663	1,282,325
		5,068,719
Internet — 1.2%
F5, Inc.*	5,379	1,019,805
Machinery — Construction & Mining — 0.9%
Oshkosh Corp.	6,175	770,084
Machinery — Diversified — 0.3%
Dover Corp.	1,386	245,585
Media — 0.6%
Fox Corp., Class B	17,345	496,414
Metal Fabricate/Hardware — 0.5%
The Timken Co.	4,694	410,396
Oil & Gas — 2.5%
Coterra Energy, Inc.	15,291	426,313
EQT Corp.	18,011	667,668
Occidental Petroleum Corp.	15,480	1,006,045
		2,100,026
Oil & Gas Services — 1.1%
Baker Hughes Co.	26,457	886,309
Packaging and Containers — 2.6%
Amcor PLC	61,709	586,853
Packaging Corp. of America	4,925	934,666
Sonoco Products Co.	11,364	657,294
		2,178,813
Pharmaceuticals — 4.2%
Becton Dickinson & Co.	2,509	620,852
Cardinal Health, Inc.	8,129	909,635
Cencora, Inc.	1,323	321,476
Henry Schein, Inc.*	21,808	1,646,940
		3,498,903
Retail — 3.8%
Beacon Roofing Supply, Inc.*	8,936	875,907
Darden Restaurants, Inc.	2,706	452,308
Dollar Tree, Inc.*	8,704	1,158,937
MSC Industrial Direct Co., Inc., Class A	6,534	634,059
		3,121,211
Semiconductors — 0.8%
Teradyne, Inc.	5,774	651,480
Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc.	1,907	555,833
	Number of Shares	Value†

Software — 0.3%
Electronic Arts, Inc.	2,175	$288,557
Telecommunications — 1.5%
BCE, Inc.	17,786	604,400
Juniper Networks, Inc.	16,141	598,185
		1,202,585
Transportation — 1.9%
Heartland Express, Inc.	23,567	281,390
Norfolk Southern Corp.	5,222	1,330,931
		1,612,321
TOTAL COMMON STOCKS (Cost $70,109,006)		73,515,055

REAL ESTATE INVESTMENT TRUSTS — 6.5%
Apartments — 1.2%
Equity Residential	9,525	601,123
Essex Property Trust, Inc.	1,581	387,045
		988,168
Diversified — 0.6%
VICI Properties, Inc.	16,680	496,897
Healthcare — 1.1%
Healthpeak Properties, Inc.	50,327	943,631
Single Tenant — 1.5%
Realty Income Corp.	22,792	1,233,047
Storage & Warehousing — 1.1%
Public Storage	3,006	871,920
Strip Centers — 1.0%
Regency Centers Corp.	13,976	846,387
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,421,657)		5,380,050

PREFERRED STOCKS — 0.8%
Household Products & Wares — 0.8%
Henkel AG & Co., KGaA (Cost $532,072)	7,998	642,848

MASTER LIMITED PARTNERSHIP — 2.3%
Diversified Financial Services — 0.3%
AllianceBernstein Holding LP	6,948	241,374
Pipelines — 2.0%
Enterprise Products Partners LP	57,308	1,672,247
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,521,258)		1,913,621

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Mid Core Value Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $1,257,656)	1,257,656	$1,257,656
TOTAL INVESTMENTS — 100.0% (Cost $79,841,649)		$82,709,230
Other Assets & Liabilities — (0.0)%		(14,727)
TOTAL NET ASSETS — 100.0%		$82,694,503

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 3/31/2024††
United States	87%
Netherlands	4
United Kingdom	3
France	3
Ireland	1
Germany	1
Canada	1
Total	100%
††	% of total investments as of March 31, 2024.

Open forward foreign currency contracts held at March 31, 2024 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Euro	Bank of America	06/28/24	(1,723,693)	0.92348	$(1,874,146)	$(1,866,525)	$7,621	$—
Sell	Canadian Dollar	Goldman Sachs	06/28/24	(699,212)	1.35278	(515,379)	(516,871)	—	(1,492)
Sell	Euro	JPMorgan	06/28/24	(1,599,504)	0.92348	(1,738,846)	(1,732,045)	6,801	—
Sell	Euro	Morgan Stanley	06/28/24	(1,599,504)	0.92348	(1,739,776)	(1,732,045)	7,731	—
Sell	Pound Sterling	Morgan Stanley	06/28/24	(532,235)	0.79193	(673,503)	(672,077)	1,426	—
	Total							$23,579	$(1,492)
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